UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.2%
Capital Markets ― 7.2%
Affiliated Managers Group Inc.	9,392	$1,525,261	*
Ameriprise Financial Inc.	18,425	1,732,134
Invesco Ltd.	90,500	2,784,685
T. Rowe Price Group Inc.	25,080	1,842,377
Total Capital Markets		7,884,457

Commercial Banks ― 48.1%
American River Bankshares	54,945	558,241*	(a)
Bank of America Corp.	120,000	1,622,400
Bank of the Ozarks Inc.	48,000	2,014,560
Banner Corp.	52,142	2,192,050
Berkshire Hills Bancorp, Inc.	50,000	1,344,500
Bryn Mawr Bank Corp.	65,000	1,672,450
C1 Financial Inc.	60,000	1,452,000	*
Centerstate Banks Inc.	107,300	1,597,697
CoBiz Financial Inc.	185,000	2,186,700
Columbia Banking System Inc.	75,000	2,244,000
Comerica Inc.	48,550	1,838,588
Customers Bancorp Inc.	42,000	992,460	*
East West Bancorp Inc.	21,000	682,080
Farmers & Merchants Bank of Long Beach	200	1,210,000	(a)
First Connecticut Bancorp Inc.	45,000	718,200
First Financial Bancorp	27,000	490,860
First Foundation Inc.	40,000	897,200	*
Heritage Financial Corp.	113,000	1,985,410
Heritage Oaks Bancorp	176,500	1,374,935	(a)
JPMorgan Chase & Co.	63,310	3,749,218
MB Financial Inc.	64,000	2,076,800
Northrim Bancorp Inc.	39,100	934,881
Pacific Continental Corp.	155,000	2,500,150
People's Utah Bancorp	75,000	1,187,250
PNC Financial Services Group Inc.	27,000	2,283,390
QCR Holdings Inc.	90,500	2,158,425	(a)
Royal Bank Of Canada	16,600	956,441
Sterling Bancorp	163,200	2,599,776
SVB Financial Group	17,000	1,734,850	*
TCF Financial Corp.	60,000	735,600
US Bancorp	60,500	2,455,695
Webster Financial Corp.	68,895	2,473,331
Total Commercial Banks		52,920,138

Consumer Finance ― 2.9%
Discover Financial Services	63,000	3,207,960
Total Consumer Finance		3,207,960

Diversified Financial Services ― 2.0%
Intercontinental Exchange Inc.	9,500	2,233,830
Total Diversified Financial Services		2,233,830

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Security	Shares	Value
Insurance ― 12.8%
American Financial Group Inc.	28,650	$2,016,100
AMERISAFE Inc.	40,000	2,101,600
Assurant Inc.	10,000	771,500
Brown & Brown Inc.	57,000	2,040,600
Chubb Limited	21,500	2,561,725
Hanover Insurance Group Inc.	26,000	2,345,720
MetLife Inc.	50,000	2,197,000
Total Insurance		14,034,245

IT Services ― 11.9%
Black Knight Financial Services Inc., Class A Shares	20,000	620,600	*
Fidelity National Information Services Inc.	37,000	2,342,470
Fiserv Inc.	24,840	2,548,087	*
Global Payments Inc.	44,000	2,873,200
Heartland Payment Systems Inc.	16,000	1,545,120
Visa Inc., Class A Shares	41,400	3,166,272
Total IT Services		13,095,749

Professional Services ― 2.4%
Verisk Analytics Inc., Class A Shares	33,500	2,677,320	*
Total Professional Services		2,677,320

Real Estate Investment Trusts (REITs) ― 4.7%
Crown Castle International Corp.	21,000	1,816,500
Simon Property Group LP	16,000	3,323,040
Total Real Estate Investment Trusts (REITs)		5,139,540

Thrifts & Mortgage Finance ― 6.2%
EverBank Financial Corp.	25,000	377,250
Fox Chase Bancorp Inc.	90,000	1,738,800
Territorial Bancorp Inc.	65,000	1,693,900
WSFS Financial Corp.	92,803	3,017,954
Total Thrifts & Mortgage Finance		6,827,904

Total Investments ― 98.2% (Cost ― $76,170,973)		108,021,143
Other Assets in Excess of Liabilities ― 1.8%		2,011,669
Total Net Assets ― 100.0%		$110,032,812
Notes:
* Non-income producing security
(a) Illiquid securities at March 31, 2016; the aggregate value of these illiquid securities $5,301,601or 4.8% of net assets

	The cost basis of investment for federal income tax purposes at March 31, 2016, was as follows***:

Cost of Investments		$76,170,973
Gross Unrealized Appreciation		33,070,590
Gross Unrealized Depreciation		(1,220,420)
Net Unrealized Appreciation		$31,850,170

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Rate	Maturity Date	Face Amount	Value
Education ― 21.7%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/2018	$90,000	$90,129
St. John’s College Facility	5.500%	10/1/2023	490,000	490,656
St. John’s College Facility	5.000%	10/1/2027	1,135,000	1,192,930
St. John’s College Facility	5.000%	10/1/2036	2,465,000	2,583,345
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	500,000	521,065
Frostburg State University Project	4.000%	10/1/2019	500,000	526,275
Frostburg State University Project	4.000%	10/1/2020	500,000	529,260
Salisbury University Project	5.000%	6/1/2027	455,000	510,701
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,083,535
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	542,700
Maryland State EDC, Utility Infrastructure Revenue, University of Maryland, College Park Project	5.000%	7/1/2016	3,700,000	3,737,518
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,784,842
Good Samaritan Hospital of Maryland	0.380%	4/1/2035	2,000,000	2,000,000	(c)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,381,380
Maryland Institute College of Art	5.000%	6/1/2036	5,000,000	5,216,150
Maryland Institute College of Art	5.000%	6/1/2042	800,000	832,696
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/2031	3,500,000	3,549,525
Total Education				28,572,707

Health Care ― 11.8%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,168,343
Greater Baltimore Medical Center Inc.	0.550%	7/1/2025	1,210,000	1,210,000	(c)
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,653,880
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,309,056
Suburban Hospital	5.500%	7/1/2016	200,000	200,718
The Johns Hopkins Hospital Issue	0.000%	7/1/2019	4,000,000	3,499,040
University of Maryland Medical System	5.000%	7/1/2034	1,000,000	1,094,260
University of Maryland Medical System	0.480%	7/1/2034	360,000	360,000	(c)
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,087,650
Total Health Care	.			15,582,947

Housing ― 9.7%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,580,985
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,042,310
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,052,923
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,833,440
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,077,690
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/2025	1,000,000	1,044,480
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/2027	155,000	156,407
Total Housing				12,788,235

Industrial Revenue ― 0.4%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	582,272
Total Industrial Revenue				582,272

Leasing ― 1.7%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,003,310
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,172,460
Total Leasing				2,175,770

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

	Rate	Maturity Date	Face Amount	Value
Local General Obligation ― 5.3%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	$1,150,000	$1,298,523
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,412,519
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,136,140
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,093,990
Total Local General Obligation				6,941,172

Power ― 2.7%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2016	2,000,000	1,280,060
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2028	3,740,000	2,318,800
Total Power				3,598,860

Pre-Refunded/Escrowed to Maturity ― 23.3%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/2023	1,000,000	1,034,050	(a)
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/2026	1,000,000	1,015,580	(a)
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/2020	1,050,000	1,068,679	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,633,530	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,623,447	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/2023	1,000,000	1,053,580	(a)
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	552,440	(a)
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,658,925	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,371,200	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	710,000	751,741	(b)
Mercy Medical Center Inc.	5.500%	7/1/2042	3,445,000	3,648,565	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/2019	1,000,000	1,010,840	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/2026	2,435,000	2,461,395	(a)
University of Maryland Medical System	5.000%	7/1/2041	1,000,000	1,010,840	(a)
Washington County Hospital Association	5.000%	1/1/2017	500,000	516,115	(b)
Washington County Hospital Issue	5.250%	1/1/2023	500,000	538,520	(a)
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,171,320	(a)
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,089,970	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	17,227	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/2021	2,500,000	2,555,475	(a)
Total Pre-Refunded/Escrowed to Maturity				30,783,439

Special Tax Obligation ― 3.6%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,392,580
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2023	290,000	125,425
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	1,985,000	823,775
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/2039	1,000,000	422,500
Total Special Tax Obligation				4,764,280

Transportation ― 4.5%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,860,950
Total Transportation				5,860,950

Water & Sewer ― 13.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,910,000	2,148,578
Water Projects, FGIC	5.000%	7/1/2024	1,890,000	2,080,512
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,726,033
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/2016	1,650,000	1,662,573
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/2017	2,000,000	2,118,420

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

	Rate	Maturity Date	Face Amount	Value
Water & Sewer ― Continued
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	$2,705,000	$3,010,530
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	4,252,646
Total Water & Sewer				17,999,292

Total Investments ― 98.4% (Cost ― $122,592,120)				129,649,924
Other Assets in Excess of Liabilities ― 1.6%				2,105,636
Total Net Assets ― 100.0%				$131,755,560

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	36.6%
AA/Aa	29.0%
A	14.4%
BBB/Baa	16.2%
CC/Ca	3.8%
100%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The cost basis of investment for federal income tax purposes at March 31, 2016, was as follows***:

Cost of Investments	$122,592,120
Gross Unrealized Appreciation	11,252,327
Gross Unrealized Depreciation	(4,194,523)
Net Unrealized Appreciation	$7,057,804

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.7%
Consumer Discretionary ― 9.2%
BorgWarner Inc.	42,850	$1,645,440
O'Reilly Automotive Inc.	3,070	840,136	*
Target Corp.	23,045	1,896,143
TJX Cos Inc.	21,750	1,704,112
VF Corp.	26,790	1,734,920
Whirlpool Corp.	8,300	1,496,822
Yum! Brands Inc.	21,935	1,795,380
Total Consumer Discretionary		11,112,953

Consumer Staples ― 7.4%
Costco Wholesale Corp.	13,450	2,119,451
CVS Health Corp.	20,620	2,138,913
Estee Lauder Cos. Inc., Class A Shares	24,530	2,313,424
General Mills Inc.	16,370	1,037,039
PepsiCo Inc.	12,645	1,295,860
Total Consumer Staples		8,904,687

Energy ― 3.4%
FMC Technologies Inc.	28,990	793,167	*
National Oilwell Varco Inc.	23,980	745,778
Noble Energy Inc.	35,410	1,112,228
Occidental Petroleum Corp.	20,540	1,405,552
Total Energy		4,056,725

Financials ― 10.3%
Crown Castle International Corp.	15,840	1,370,160
Discover Financial Services	35,000	1,782,200
Invesco Ltd.	49,640	1,527,423
PrivateBancorp Inc.	33,920	1,309,312
Simon Property Group LP	6,050	1,256,524
SunTrust Banks Inc.	43,590	1,572,727
T. Rowe Price Group Inc.	11,170	820,548
U.S. Bancorp	33,250	1,349,618
Wells Fargo & Co.	29,250	1,414,530
Total Financials		12,403,042

Health Care ― 10.3%
Alexion Pharmaceuticals Inc.	4,780	665,471	*
Celgene Corp.	12,140	1,215,093	*
Chubb Ltd.	11,720	1,396,438
CR Bard Inc.	8,630	1,749,042
Gilead Sciences Inc.	12,200	1,120,692
Novo Nordisk A/S, ADR	22,380	1,212,772
Regeneron Pharmaceuticals Inc.	1,570	565,891	*
Shire PLC, ADR	6,250	1,074,375
Thermo Fisher Scientific Inc.	9,080	1,285,637
UnitedHealth Group Inc.	16,310	2,102,359
Total Health Care		12,387,770

Industrials ― 7.1%
Danaher Corp.	22,570	2,140,990
Delta Air Lines Inc.	40,140	1,954,015
Illinois Tool Works Inc.	13,650	1,398,306
Quanta Services Inc.	43,900	990,384	*
Roper Technologies Inc.	4,640	848,053
Union Pacific Corp.	16,090	1,279,960
Total Industrials		8,611,708

Information Technology ― 14.2%
Alphabet, Inc., Class A Shares	1,820	1,388,478	*
Alphabet, Inc., Class C Shares	1,950	1,452,652	*
Apple Inc.	24,220	2,639,738
Cisco Systems Inc.	28,930	823,637
Cognizant Technology Solutions Corp., Class A Shares	33,320	2,089,164	*
eBay Inc.	32,810	782,847	*
Intuit Inc.	21,540	2,240,375
LinkedIn Corp., Class A Shares	8,000	914,800	*
PayPal Holdings Inc.	46,240	1,784,864	*
Visa Inc., Class A Shares	27,520	2,104,730
VMware Inc., Class A Shares	15,910	832,252	*
Total Information Technology		17,053,537

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security			Shares	Value
Materials ― 1.5%
Air Products & Chemicals Inc.			12,934	$1,863,143
Total Materials				1,863,143

Telecommunication Services ― 1.3%
Verizon Communications Inc.			27,870	1,507,210
Total Telecommunication Services				1,507,210

Utilities ― 2.0%
American Water Works Co. Inc.			35,340	2,435,986
Total Utilities				2,435,986

Total Common Stocks (Cost ― $58,761,244)				80,336,761

	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities ― 0.6%
Nelnet Student Loan Trust, 2008-2 A4	2.330%	6/26/2034	$665,000	$669,299	(a)
Total Asset Backed Securities (Cost ― $689,025)				669,299

Collateralized Mortgage Obligations ― 0.7%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	231,876	244,637
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	308,843	318,380
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	110,849	119,418
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/2036	25,235	25,491
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/2037	60,824	61,626
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	91,674	93,098
Total Collateralized Mortgage Obligations (Cost ― $864,685)				862,650

Corporate Bonds ― 19.0%
Consumer Discretionary ― 1.5%
Comcast Corp.	3.375%	2/15/2025	210,000	223,410
Comcast Corp.	5.650%	6/15/2035	600,000	740,196
Ford Motor Credit Co. LLC	8.000%	12/15/2016	350,000	365,501
Scripps Networks Interactive Inc.	2.750%	11/15/2019	125,000	125,687
Viacom Inc.	4.500%	3/1/2021	385,000	415,438
Total Consumer Discretionary				1,870,232

Consumer Staples ― 1.2%
CVS Health Corp.	3.875%	7/20/2025	260,000	281,111
PepsiCo Inc.	5.000%	6/1/2018	655,000	710,697
PepsiCo Inc.	3.100%	7/17/2022	390,000	416,537
Total Consumer Staples				1,408,345

Energy ― 0.8%
FMC Technologies Inc.	2.000%	10/1/2017	125,000	121,587
ONEOK Partners LP	2.000%	10/1/2017	150,000	145,323
Petrobras International Finance Co.	3.500%	2/6/2017	675,000	666,022
Total Energy				932,932

Financials ― 7.2%
Aflac Inc.	4.000%	2/15/2022	400,000	430,335
Bank of America Corp.	1.350%	11/21/2016	600,000	600,679
Bank of Montreal	1.400%	9/11/2017	225,000	225,704
Bank of Nova Scotia	2.050%	10/30/2018	350,000	353,501
BlackRock Inc.	4.250%	5/24/2021	400,000	442,965
Citigroup Inc.	5.500%	9/13/2025	325,000	356,312
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,102,336
Goldman Sachs Group Inc.	1.718%	11/15/2018	450,000	450,127	(a)
HCP Inc.	2.625%	2/1/2020	750,000	740,353
Hospitality Properties Trust	4.650%	3/15/2024	300,000	294,890
Intercontinental Exchange Inc.	2.500%	10/15/2018	125,000	127,427
Intercontinental Exchange Inc.	4.000%	10/15/2023	300,000	314,214
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	215,446
Morgan Stanley	2.200%	12/7/2018	425,000	428,405
Morgan Stanley	5.000%	11/24/2025	220,000	238,547
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	540,000	772,462
NYSE Holdings LLC	2.000%	10/5/2017	400,000	403,688
Simon Property Group LP	4.125%	12/1/2021	250,000	274,004
State Street Corp.	3.700%	11/20/2023	200,000	215,656
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	331,983
Wells Fargo & Co.	4.600%	4/1/2021	380,000	421,903
Total Financials				8,740,937

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Rate	Maturity Date	Face Amount	Value
Health Care ― 1.3%
Gilead Sciences Inc.	4.500%	4/1/2021	$ 400,000	$ 447,278
Gilead Sciences Inc.	3.650%	3/1/2026	375,000	398,976
Medtronic Inc.	4.125%	3/15/2021	500,000	551,305
UnitedHealth Group Inc.	1.400%	10/15/2017	125,000	125,506
Total Health Care				1,523,065

Industrials ― 0.8%
Flowserve Corp.	4.000%	11/15/2023	150,000	150,082
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	874,426
Total Industrials				1,024,508

Information Technology ― 4.6%
Altera Corp.	2.500%	11/15/2018	200,000	205,774
Apple Inc.	2.100%	5/6/2019	525,000	539,954
Apple Inc.	2.850%	2/23/2023	575,000	596,568
Cisco Systems Inc.	2.125%	3/1/2019	300,000	308,786
eBay, Inc.	2.500%	3/9/2018	170,000	172,839
Intel Corp.	1.350%	12/15/2017	350,000	352,932
Intel Corp.	3.700%	7/29/2025	275,000	301,565
KLA-Tencor Corp.	4.125%	11/1/2021	420,000	439,072
Microsoft Corp.	3.125%	11/3/2025	400,000	420,549
Microsoft Corp.	4.200%	11/3/2035	400,000	429,611
Oracle Corp.	2.800%	7/8/2021	400,000	419,055
Priceline Group Inc.	3.650%	3/15/2025	260,000	267,177
QUALCOMM Inc.	3.450%	5/20/2025	650,000	673,510
Texas Instruments Inc.	1.650%	8/3/2019	400,000	404,831
Total Information Technology				5,532,223

Materials ― 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	600,000	688,943
Total Materials				688,943

Telecommunication Services ― 1.0%
AT&T Inc.	4.450%	4/1/2024	425,000	460,776
AT&T Inc.	3.400%	5/15/2025	550,000	552,337
Verizon Communications Inc.	2.382%	9/14/2018	175,000	179,346(a)
Total Telecommunication Services				1,192,459

Total Corporate Bonds (Cost ― $21,719,645)				22,913,644

Foreign Government Agency Issues ― 0.3%
International Finance Corp.	0.625%	11/15/2016	335,000	334,843
Total Foreign Government Agency Issues (Cost ― $334,909)				334,843

Mortgage Backed Securities ― 1.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	89,894	93,122
Gold Pool G18082	5.000%	11/1/2020	75,613	80,832
Gold Pool G12379	4.500%	6/1/2021	87,288	90,975
Gold Pool J04311	6.000%	2/1/2022	50,136	55,021
Gold Pool C91417	3.500%	1/1/2032	213,299	225,468
Gold Pool A35826	5.000%	7/1/2035	124,098	136,285
Gold Pool G08112	6.000%	2/1/2036	168,856	193,872
Gold Pool G02564	6.500%	1/1/2037	77,109	92,835
Gold Pool G08179	5.500%	2/1/2037	73,535	82,380
Gold Pool A65694	6.000%	9/1/2037	69,661	79,396
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	29	33
Pool 808156	4.500%	2/1/2035	32,467	35,441
Pool 891596	5.500%	6/1/2036	1,888	2,123
Pool 190375	5.500%	11/1/2036	11,597	13,037
Pool 916386	6.000%	5/1/2037	61,546	70,173
Pool 946594	6.000%	9/1/2037	76,253	87,026
General National Mortgage Association (GNMA)
Pool 550763X	5.000%	12/15/2035	253,775	284,755
Pool 003922M	7.000%	11/20/2036	33,719	40,616
Total Mortgage Backed Securities (Cost ― $1,497,474)				1,663,390

Municipal Bonds ― 0.4%
Pennsylvania ― 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	390,000	435,080
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	10,000	11,850(b)
Total Municipal Bonds (Cost ― $404,028)				446,930

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations ― 8.5%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	$375,000	$405,944
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	246,181
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/2022	1,700,000	1,783,686
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	120,000	171,397
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	451,007
United States Treasury Bonds	7.875%	2/15/2021	425,000	557,937
United States Treasury Bonds	7.250%	8/15/2022	450,000	609,100
United States Treasury Bonds	7.125%	2/15/2023	300,000	410,350
United States Treasury Bonds	6.250%	8/15/2023	165,000	219,112
United States Treasury Bonds	7.500%	11/15/2024	640,000	939,562
United States Treasury Bonds	7.625%	2/15/2025	275,000	409,256
United States Treasury Bonds	6.875%	8/15/2025	100,000	144,441
United States Treasury Bonds	6.500%	11/15/2026	135,000	196,019
United States Treasury Bonds	3.500%	2/15/2039	718,000	854,673
United States Treasury Bonds	4.375%	11/15/2039	204,000	274,595
United States Treasury Notes	3.625%	8/15/2019	210,000	228,588
United States Treasury Notes	2.625%	8/15/2020	2,100,000	2,231,989
United States Treasury Notes	3.125%	5/15/2021	150,000	163,828
Total U.S. Government & Agency Obligations (Cost ― $9,569,254)				10,297,665

Total Investments ― 97.6% (Cost ― $93,840,162)				117,525,182
Other Assets in Excess of Liabilities ― 2.4%				2,944,261
Total Net Assets ― 100.0%				$120,469,443

Notes:

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)
Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
GO - General Obligation
PAC - Planned Amortization Class
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2016, was as follows***:

Cost of investments	$93,840,162
Gross unrealized appreciation	27,996,188
Gross unrealized depreciation	(4,311,168)
Net unrealized appreciation	$23,685,020

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Shares	Value
Common Stocks ― 67.9%
Consumer Discretionary ― 9.4%
BorgWarner Inc.	14,610	$561,024
O'Reilly Automotive Inc.	1,010	276,397	*
Target Corp.	7,200	592,416
TJX Cos Inc.	7,160	560,986
VF Corp.	8,820	571,183
Whirlpool Corp.	2,970	535,610
Yum! Brands Inc.	7,450	609,782
Total Consumer Discretionary		3,707,398

Consumer Staples ― 7.4%
Costco Wholesale Corp.	4,470	704,383
CVS Health Corp.	6,550	679,431
Estee Lauder Cos. Inc., Class A Shares	8,150	768,627
General Mills Inc.	5,445	344,941
PepsiCo Inc.	4,215	431,953
Total Consumer Staples		2,929,335

Energy ― 3.5%
FMC Technologies Inc.	9,670	264,571	*
National Oilwell Varco Inc.	8,600	267,460
Noble Energy Inc.	11,820	371,266
Occidental Petroleum Corp.	6,850	468,745
Total Energy		1,372,042

Financials ― 10.6%
Crown Castle International Corp.	5,250	454,125
Discover Financial Services	12,420	632,426
Invesco Ltd.	16,470	506,782
PrivateBancorp Inc.	11,250	434,250
Simon Property Group LP	2,160	448,610
SunTrust Banks Inc.	14,450	521,356
T. Rowe Price Group Inc.	3,710	272,536
U.S. Bancorp	11,010	446,896
Wells Fargo & Co.	9,710	469,576
Total Financials		4,186,557

Health Care ― 10.4%
Alexion Pharmaceuticals Inc.	1,580	219,968	*
Celgene Corp.	3,900	390,351	*
Chubb Limited	3,890	463,494
CR Bard Inc.	3,020	612,063
Gilead Sciences Inc.	4,270	392,242
Novo Nordisk A/S, ADR	7,420	402,090
Regeneron Pharmaceuticals Inc.	520	187,429	*
Shire PLC, ADR	1,870	321,453
Thermo Fisher Scientific Inc.	2,820	399,284
UnitedHealth Group Inc.	5,520	711,528
Total Health Care		4,099,902

Industrials ― 7.4%
Danaher Corp.	6,550	621,333
Delta Air Lines Inc.	13,350	649,878
Illinois Tool Works Inc.	4,900	501,956
Quanta Services Inc.	15,360	346,522	*
Roper Technologies Inc.	1,540	281,466
Union Pacific Corp.	6,780	539,349
Total Industrials		2,940,504

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Rate	Maturity Date	Face Amount	Value
Information Technology ― 14.4%
Alphabet, Inc., Class A Shares			640	$488,256	*
Alphabet, Inc., Class C Shares			615	458,144	*
Apple Inc.			8,040	876,280
Cisco Systems Inc.			9,600	273,312
Cognizant Technology Solutions Corp., Class A Shares			11,100	695,970	*
eBay Inc.			10,880	259,597	*
Intuit Inc.			7,210	749,912
LinkedIn Corp., Class A Shares			2,850	325,898	*
PayPal Holdings Inc.			15,330	591,738	*
Visa Inc., Class A Shares			9,350	715,088
VMware Inc., Class A Shares			5,330	278,812	*
Total Information Technology				5,713,007

Materials ― 1.6%
Air Products & Chemicals Inc.			4,295	618,695
Total Materials				618,695

Telecommunication Services ― 1.2%
Verizon Communications Inc.			9,240	499,699
Total Telecommunication Services				499,699

Utilities ― 2.0%
American Water Works Co. Inc.			11,650	803,034
Total Utilities				803,034

Total Common Stocks (Cost ― $19,924,801)				26,870,173

Asset Backed Securities ― 0.6%
Nelnet Student Loan Trust, 2008-2 A4	2.330%	6/26/2034	$222,000	223,435	(a)
Total Asset Backed Securities (Cost ― $229,029)				223,435

Collateralized Mortgage Obligations ― 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	69,563	73,391
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	15,242	16,420
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/2036	29,191	29,487
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	35,575	36,128
Total Collateralized Mortgage Obligations (Cost ― $155,981)				155,426

Corporate Bonds ― 18.5%
Consumer Discretionary ― 1.6%
Comcast Corp.	3.375%	2/15/2025	70,000	74,470
Comcast Corp.	5.650%	6/15/2035	200,000	246,732
Ford Motor Credit Co. LLC	8.000%	12/15/2016	115,000	120,093
Scripps Networks Interactive Inc.	2.750%	11/15/2019	40,000	40,220
Viacom Inc.	4.500%	3/1/2021	125,000	134,882
Total Consumer Discretionary				616,397

Consumer Staples ― 1.3%
CVS Health Corp.	3.875%	7/20/2025	95,000	102,714
PepsiCo Inc.	5.000%	6/1/2018	245,000	265,833
PepsiCo Inc.	3.100%	7/17/2022	135,000	144,186
Total Consumer Staples				512,733

Energy ― 0.9%
FMC Technologies Inc.	2.000%	10/1/2017	50,000	48,635
ONEOK Partners LP	2.000%	10/1/2017	50,000	48,441
Petrobras International Finance Co.	3.500%	2/6/2017	250,000	246,675
Total Energy				343,751

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Rate	Maturity Date	Face Amount	Value
Financials ― 6.9%
Aflac Inc.	4.000%	2/15/2022	$130,000	$139,859
Bank of America Corp.	1.350%	11/21/2016	200,000	200,226
Bank of Montreal	1.400%	9/11/2017	75,000	75,235
Bank of Nova Scotia	2.050%	10/30/2018	125,000	126,250
BlackRock Inc.	4.250%	5/24/2021	125,000	138,426
Citigroup Inc.	5.500%	9/13/2025	110,000	120,598
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	165,350
Goldman Sachs Group Inc.	1.718%	11/15/2018	150,000	150,042	(a)
HCP Inc.	2.625%	2/1/2020	250,000	246,785
Hospitality Properties Trust	4.650%	3/15/2024	100,000	98,297
Intercontinental Exchange Inc.	4.000%	10/15/2023	125,000	130,923
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	80,792
Morgan Stanley	2.200%	12/7/2018	150,000	151,202
Morgan Stanley	5.000%	11/24/2025	70,000	75,901
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	200,000	286,097
NYSE Holdings LLC	2.000%	10/5/2017	140,000	141,291
Simon Property Group LP	4.125%	12/1/2021	85,000	93,161
State Street Corp.	3.700%	11/20/2023	65,000	70,088
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	127,686
Wells Fargo & Co.	4.600%	4/1/2021	100,000	111,027
Total Financials				2,729,236

Health Care ― 1.4%
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	139,774
Gilead Sciences Inc.	3.650%	3/1/2026	125,000	132,992
Medtronic Inc.	4.125%	3/15/2021	200,000	220,522
UnitedHealth Group Inc.	1.400%	10/15/2017	50,000	50,203
Total Health Care				543,491

Industrials ― 0.1%
Flowserve Corp.	4.000%	11/15/2023	50,000	50,027
Total Industrials				50,027

Information Technology ― 4.7%
Altera Corp.	2.500%	11/15/2018	75,000	77,165
Apple Inc.	2.100%	5/6/2019	180,000	185,127
Apple Inc.	2.850%	2/23/2023	185,000	191,939
Cisco Systems Inc.	2.125%	3/1/2019	125,000	128,661
eBay Inc.	2.500%	3/9/2018	55,000	55,918
Intel Corp.	1.350%	12/15/2017	125,000	126,047
Intel Corp.	3.700%	7/29/2025	100,000	109,660
KLA-Tencor Corp.	4.125%	11/1/2021	135,000	141,130
Microsoft Corp.	3.125%	11/3/2025	125,000	131,421
Microsoft Corp.	4.200%	11/3/2035	125,000	134,254
Oracle Corp.	2.800%	7/8/2021	125,000	130,955
Priceline Group Inc.	3.650%	3/15/2025	85,000	87,347
QUALCOMM Inc.	3.450%	5/20/2025	215,000	222,776
Texas Instruments Inc.	1.650%	8/3/2019	150,000	151,812
Total Information Technology				1,874,212

Materials ― 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	200,000	229,648
Total Materials				229,648

Telecommunication Services ― 1.0%
AT&T Inc.	4.450%	4/1/2024	150,000	162,627
AT&T Inc.	3.400%	5/15/2025	185,000	185,786
Verizon Communications Inc.	2.382%	9/14/2018	55,000	56,366	(a)
Total Telecommunication Services				404,779

Total Corporate Bonds (Cost ― $6,964,679)				7,304,274

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Security	Rate	Maturity Date	Face Amount	Value
Foreign Government Agency Issues ― 0.3%
International Finance Corp.	0.625%	11/15/2016	$110,000	$109,948
Total Foreign Government Agency Issues (Cost ― $109,970)				109,948

Mortgage Backed Securities ― 1.0%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	21,394	22,107
Pool 896885	6.000%	6/1/2022	8,729	9,338
Pool 995262	5.500%	1/1/2024	36,665	40,064
Pool 891596	5.500%	6/1/2036	47,197	53,065
Pool 900936	6.500%	2/1/2037	3,028	3,466
Pool 946594	6.000%	9/1/2037	46,725	53,326
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	75,282	79,577
Gold Pool A35826	5.000%	7/1/2035	54,068	59,378
Gold Pool A49479	5.000%	6/1/2036	41,124	45,332
Gold Pool A65694	6.000%	9/1/2037	47,028	53,601
Total Mortgage Backed Securities (Cost ― $380,187)				419,254

U.S. Government & Agency Obligations ― 9.2%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	129,902
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	75,362
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/2022	560,000	587,567
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	150,782
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	543,292
United States Treasury Bonds	7.875%	2/15/2021	140,000	183,791
United States Treasury Bonds	7.250%	8/15/2022	150,000	203,033
United States Treasury Bonds	7.125%	2/15/2023	100,000	136,783
United States Treasury Bonds	6.250%	8/15/2023	50,000	66,398
United States Treasury Bonds	7.500%	11/15/2024	210,000	308,294
United States Treasury Bonds	6.875%	8/15/2025	50,000	72,221
United States Treasury Bonds	3.500%	2/15/2039	176,000	209,502
United States Treasury Bonds	4.375%	11/15/2039	242,000	325,745
United States Treasury Notes	3.625%	8/15/2019	190,000	206,818
United States Treasury Notes	2.625%	8/15/2020	400,000	425,141
Total U.S. Government & Agency Obligations (Cost ― $3,259,256)				3,624,631

Total Investments ― 97.9% (Cost ― $31,023,903)				38,707,141
Other Assets in Excess of Liabilities ― 2.1%				829,728
Total Net Assets ― 100.0%				$39,536,869

Notes:
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2016, was as follows***:

Cost of investments	$31,023,903
Gross unrealized appreciation	9,149,828
Gross unrealized depreciation	(1,466,590)
Net unrealized appreciation	$7,683,238

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Funds
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$108,021,143	$-	$-	$108,021,143
Total long-term investments	108,021,143	-	-	108,021,143
Total investments	$108,021,143	$-	$-	$108,021,143

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$129,649,924	$-	$129,649,924
Total long-term investments	-	129,649,924	-	129,649,924
Total investments	$-	$129,649,924	$-	$129,649,924

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$80,336,761	$-	$-	$80,336,761
Asset-Backed Securities	-	669,299	-	669,299
Collateralized Mortgage Obligations	-	862,650	-	862,650
Corporate Bonds	-	22,913,644	-	22,913,644
Foreign Government Agency Issues	-	334,843	-	334,843
Mortgage-Backed Securities	-	1,663,390	-	1,663,390
Municipal Bonds	-	446,930	-	446,930
U.S. Government & Agency Obligations	-	10,297,665	-	10,297,665
Total long-term investments	$80,336,761	$37,188,421	$-	$117,525,182
Total investments	$80,336,761	$37,188,421	$-	$117,525,182
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$26,870,173	$-	$-	$26,870,173
Asset-Backed Securities	-	223,435	-	223,435
Collateralized Mortgage Obligations	-	155,426	-	155,426
Corporate Bonds	-	7,304,274	-	7,304,274
Foreign Government Agency Issues	-	109,948	-	109,948
Mortgage-Backed Securities	-	419,254	-	419,254
U.S. Government & Agency Obligations	-	3,624,631	-	3,624,631
Total long-term investments	$26,870,173	$11,836,968	$-	$38,707,141
Total investments	$26,870,173	$11,836,968	$-	$38,707,141

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 24, 2016